Consolidated Income Statements - EUR (€) € in Millions, shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Profit (loss) [abstract]
Net sales	€ 17,335	€ 17,180	€ 36,041
Other revenues	596	574	1,328
Cost of sales	(5,541)	(5,543)	(12,157)
Gross profit	12,390	12,211	25,212
Research and development expenses	(2,663)	(2,692)	(5,529)
Selling and general expenses	(4,530)	(4,607)	(9,390)
Other operating income	409	281	696
Other operating expenses	(709)	(693)	(1,415)
Amortization of intangible assets	(775)	(883)	(1,681)
Impairment of intangible assets	(178)	(323)	(330)
Fair value remeasurement of contingent consideration	(4)	54	124
Restructuring costs and similar items	(327)	(758)	(1,064)
Other gains and losses, and litigation	0	136	136
Gain on Regeneron investment arising from transaction of May 29, 2020	0	7,382	7,382
Operating income	3,613	10,108	14,141
Financial expenses	(189)	(198)	(390)
Financial income	28	31	53
Income before tax and investments accounted for using the equity method	3,452	9,941	13,804
Income tax expense	(682)	(994)	(1,813)
Share of profit/(loss) from investments accounted for using the equity method	26	354	359
Net income	2,796	9,301	12,350
Net income attributable to non-controlling interests	20	20	36
Net income attributable to equity holders of Sanofi	€ 2,776	€ 9,281	€ 12,314
Average number of shares outstanding (in shares)	1,250.3	1,251.7	1,253.6
Average number of shares after dilution (in shares)	1,255.6	1,258.2	1,260.1
Basic earnings per share (in euros per share)	€ 2.22	€ 7.41	€ 9.82
Diluted earnings per share (in euros per share)	€ 2.21	€ 7.38	€ 9.77